Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31, 2023	December 31, 2022
	EUR	EUR
Cash at bank	2,293,518	347,229
	2,293,518	347,229